TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
TRADE RECEIVABLES

NOTE 9 - TRADE RECEIVABLES

Trade receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components then they are recognized at fair value. The balance subsequently measured at amortized cost less allowance for credit losses. Below is the composition of trade receivables in net values:

	December 31,
	2022	2021
	US Dollars in thousands
Open accounts	29,844	20,887
Less – provision of allowance for credit loss	(2,432)	(1,549)
Trade receivables - net	27,412	19,338

For information about receivable aging and calculating the impairment of accounts receivables in 2021 and 2022, see note 4(2).

b. Changes in provision of allowance for credit loss:

US Dollars in thousands
Balance as of January 1, 2021	910
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	639
Balance as of December 31, 2021	1,549
Amounts provided against profit or loss in respect of receivables for which the provision for loss is measured over the entire life of the receivable balance	883
Balance as of December 31, 2022	2,432

Note that the carrying amount of trade receivables represent a reasonable approximation of their fair value, as the impact of discounting is immaterial.